Mairs & Power Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 9.0%
Alphabet, Inc. - Class C	675,758	$193,847,940
Meta Platforms, Inc. - Class A	242,640	138,821,623
Verizon Communications, Inc.	2,349,728	117,956,346
		450,625,909

Consumer Discretionary - 6.7%
Amazon.com, Inc. (a)	1,622,778	337,975,974

Consumer Staples - 1.7%
Casey's General Stores, Inc.	41,490	30,198,911
Hormel Foods Corp.	1,696,913	38,435,080
Sprouts Farmers Market, Inc. (a)	230,000	17,739,900
		86,373,891

Financials - 10.2%
Ameriprise Financial, Inc.	113,675	50,517,170
Fiserv, Inc. (a)	1,271,857	70,969,621
JPMorgan Chase & Co.	656,376	193,079,564
Piper Sandler Cos.	351,344	26,895,383
Visa, Inc. - Class A	466,929	141,124,621
Wells Fargo & Co.	377,083	30,019,578
		512,605,937

Health Care - 11.8%
Bio-Techne Corp.	1,411,001	73,738,912
Eli Lilly & Co.	138,343	127,243,741
Intuitive Surgical, Inc. (a)	68,797	31,714,729
Johnson & Johnson	106,318	25,988,372
Medpace Holdings, Inc. (a)	61,028	29,305,035
Roche Holding AG - ADR	3,292,636	163,676,936
UnitedHealth Group, Inc.	423,007	114,461,464
Zoetis, Inc.	218,376	25,814,227
		591,943,416

Industrials - 14.6%
CH Robinson Worldwide, Inc.	509,544	84,619,972
Fastenal Co.	1,668,312	77,409,677
Graco, Inc.	1,966,015	166,423,170
nVent Electric PLC	1,157,634	136,924,949
Rockwell Automation, Inc.	142,218	51,039,196
Tennant Co.	391,664	26,006,490
Toro Co.	1,321,608	123,491,051
Waste Management, Inc.	290,000	66,639,100
		732,553,605

Information Technology - 34.9% (b)
Apple, Inc.	770,431	195,527,684
Clearfield, Inc. (a)	427,481	11,315,422
Cognex Corp.	703,657	34,472,156
Entegris, Inc.	792,948	92,965,224
Littelfuse, Inc.	419,529	142,367,166
Microsoft Corp.	1,193,649	441,853,050
Motorola Solutions, Inc.	321,256	139,415,466
NVIDIA Corp.	2,617,760	456,537,344
Palo Alto Networks, Inc. (a)	382,991	61,401,117
QUALCOMM, Inc.	193,079	24,864,714
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	370,754	125,296,314
Workiva, Inc. (a)	420,114	25,051,398
		1,751,067,055

Materials - 4.8%
Ecolab, Inc.	269,830	71,780,177
HB Fuller Co.	1,312,852	80,976,711
Sherwin-Williams Co.	265,050	84,961,777
		237,718,665

Utilities - 6.0%
Alliant Energy Corp.	1,840,652	132,085,187
IDACORP, Inc.	228,082	32,608,884
WEC Energy Group, Inc.	1,178,686	136,456,478
		301,150,549
TOTAL COMMON STOCKS (Cost $2,382,092,175)		5,002,015,001

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	9,938,703	9,938,703
TOTAL MONEY MARKET FUNDS (Cost $9,938,703)		9,938,703

TOTAL INVESTMENTS - 99.9% (Cost $2,392,030,878)		5,011,953,704
Other Assets in Excess of Liabilities - 0.1%		2,770,811
TOTAL NET ASSETS - 100.0%		$5,014,724,515

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Mairs & Power Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,002,015,001	$–	$–	$5,002,015,001
Money Market Funds	9,938,703	–	–	9,938,703
Total Investments	$5,011,953,704	$–	$–	$5,011,953,704

Refer to the Schedule of Investments for further disaggregation of investment categories.